Accounting principles (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Schedule Of Information About Lease Assets And Liabilities
The cumulative effect of initially applying IFRS 16 has been recognized as an adjustment to the opening balance sheet at the date of initial application, January 1, 2019, as presented in the table below:

	January 1, 2019 as presented	IFRS 16 restatement	January 1, 2019 as restated
ASSETS
Non-current assets
Intangible assets	1,268		1,268
Property, plant, and equipment	10,041	(1,309)	8,732
Right-of-use assets	—	37,569	37,569
Other non-current financial assets	1,891		1,891

Total non-current assets	13,199	36,260	49,460
Current assets
Inventories	275		275
Trade receivables	2,971		2,971
Subsidies receivables	17,173		17,173
Other current assets	15,333	(2,139)	13,194
Current financial assets	388		388
Cash and cash equivalents	451,501		451,501

Total current assets	487,641	(2,139)	485,502

TOTAL ASSETS	500,840	34,121	534,961

LIABILITIES
Shareholders’ equity
Share capital	2,765		2,765
Premiums related to the share capital	828,525		828,525
Treasury share reserve	—		—
Currency translation adjustment	(16,668)		(16,668)
Retained earnings (deficit)	(326,628)		(326,628)
Net income (loss)	(78,693)		(78,693)

Total shareholders’ equity - Group Share	409,301		409,301
Non-controlling interests	40,970		40,970

Total shareholders’ equity	450,272		450,272
Non-current liabilities
Non-current lease debts	1,018	31,720	32,737
Non-current provisions	2,681	(639)	2,042

Total non-current liabilities	3,699	31,081	34,779

Current liabilities
Current lease debts	333	3,743	4,076
Trade payables	15,883		15,883
Deferred revenues and contract liabilities	20,754	(299)	20,454
Current provisions	1,530	(403)	1,127
Other current liabilities	8,369		8,369

Total current liabilities	46,869	3,041	49,910

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	500,840	34,121	534,961

Information About Operating Lease Commitments Under IAS17
Operating lease commitments disclosed under IAS 17 as of December 31, 2018 (in thousands):

Sale and lease-back agreement	$31,668
Facility lease agreements	$28,230
Total	$59,898

-Discounting impact & assumption changes	$(18,966)
-Facility lease termination	$(4,220)
-Other	$101

Total lease debt	$36,813